Current Accounts and Other Demand Deposits	12 Months Ended
Dec. 31, 2020
Current Accounts And Other Demand Deposits [Abstract]
Current Accounts and Other Demand Deposits
19.	Current Accounts and Other Demand Deposits:

As of December 31, 2019 and 2020, current accounts and other demand deposits are detailed as follows:

	2019	2020
	MCh$	MCh$
Current accounts	8,951,527	12,477,719
Other demand deposits	1,662,950	1,431,904
Other deposits and accounts	711,656	1,257,606
Total	11,326,133	15,167,229